Other financial liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Other Financial Liabilities
Schedule of other financial liabilities

	March 31,
	2022	2023
Current
Due to employees	120,756	63,860
Share warrants# (refer to note 7)	-	-
Deposits*	308,701	353,154
Total	429,457	417,014

*	Deposit received from the Global Distribution System provider (GDS), which is repayable at the end of the contract and interest free nature was initially recognised at fair value. The difference between the deposit received and fair value initially recognised is treated as deferred consideration under Note 37. Deposits are subsequently measured at amortised cost and unwinding is recognised under finance cost. The deferred consideration recognised is amortised over the tenure of deposit on straight line basis and amortisation is recognised as revenue.

Schedule of Detailed information of Warrants issued

	Number of shares	Date of issue	Exercise price	Expiration date
Macquarie Corporate Holdings Pty Limited - Ordinary shares*	46,458	24-Jul-15	INR 2,040.90 ($26.90)	24-Jul-23**
Innoven Capital - Ordinary shares	154,000	12-Sep-17	INR910.44($12)	12-Sep-22

*	On December 16, 2016, the Parent Company converted its preference shares into ordinary shares and effectuated a reverse 5.4242194-for-one share split of its ordinary shares as well as a 5.4242194-for-one adjustment with respect to the number of ordinary shares underlying its share options and a corresponding adjustment to the exercise prices of such options.

**	Subsequent to balance sheet date, on July 24, 2023, these outstanding warrants lapsed unexercised.